Fair Value Measurements - Mortgage Servicing Rights - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Available for sale debt securities, fair value	$ 218,205	$ 231,028
Mortgage servicing rights, fair value	2,931	2,713
Recurring
Assets:
Assets, Total	221,148	233,751
Recurring | U.S. Treasury
Assets:
Available for sale debt securities, fair value	1,952	1,967
Recurring | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	9,966	12,073
Recurring | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	43,335	36,897
Recurring | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	40,386	46,656
Recurring | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	118,192	128,949
Recurring | Other debt securities
Assets:
Available for sale debt securities, fair value	3,000	3,000
Recurring | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	1,374	1,486
Recurring | Equity securities
Assets:
Available for sale debt securities, fair value	12	10
Recurring | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	2,931	2,713
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Assets, Total	1,952	1,967
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	1,952	1,967
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other debt securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Other Observable Inputs (Level 2)
Assets:
Assets, Total	216,265	229,071
Recurring | Other Observable Inputs (Level 2) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Other Observable Inputs (Level 2) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	9,966	12,073
Recurring | Other Observable Inputs (Level 2) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	43,335	36,897
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	40,386	46,656
Recurring | Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	118,192	128,949
Recurring | Other Observable Inputs (Level 2) | Other debt securities
Assets:
Available for sale debt securities, fair value	3,000	3,000
Recurring | Other Observable Inputs (Level 2) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	1,374	1,486
Recurring | Other Observable Inputs (Level 2) | Equity securities
Assets:
Available for sale debt securities, fair value	12	10
Recurring | Other Observable Inputs (Level 2) | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Assets, Total	2,931	2,713
Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Other debt securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	$ 2,931	$ 2,713